Investment Objectives and Goals	Nov. 01, 2024
Simplify Hedged Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify Hedged Equity ETF
Simplify MBS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify MBS ETF
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify US Equity PLUS Downside Convexity ETF
Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify US Equity PLUS Upside Convexity ETF
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify US Equity PLUS Convexity ETF